CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Consolidated net income	$ 21,044	$ 16,366	$ (7,336)
Other comprehensive income
Actuarial gains and losses	574	1,035	(212)
Change in fair value of investments in equity instruments	112	66	533
Tax effect	(96)	(411)	65
Currency translation adjustment generated by the parent company	(4,976)	(7,202)	7,541
Items not potentially reclassifiable to profit and loss	(4,386)	(6,512)	7,927
Currency translation adjustment	1,734	4,216	(4,645)
Cash flow hedge	(5,452)	278	(313)
Variation of foreign currency basis spread	65	2	28
Share of other comprehensive income of equity affiliates, net amount	3,497	706	(1,831)
Other	(16)	(1)	(8)
Tax effect	1,449	(135)	72
Items potentially reclassifiable to profit and loss	1,277	5,066	(6,697)
Total other comprehensive income (net amount)	(3,109)	(1,446)	1,230
COMPREHENSIVE INCOME	17,935	14,920	(6,106)
TotalEnergies share	17,419	14,616	(6,312)
Non-controlling interests	$ 516	$ 304	$ 206